FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2002

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
-----------------------------------------------------
(Signature)

New York, New York
-----------------------------------------------------
(City, State)

July 29, 2002
-----------------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $196,900 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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NON-CONFIDENTIAL                            FORM 13F

QTR ended: 6/30/02              Name of Reporting Manager:  Sandell Asset Management

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                                                                                                                     Item 8:
 Item 1:                   Item 2:      Item 3:       Item 4:       Item 5:     Item 6:        Item 7:         Voting Authority
Name of Issuer             Title of     CUSIP        Fair Market   Shares or   Investment     Managers             (Shares)
                           Class       Number         Value       Principal   Discretion    See Instr. V   (a)Sole (b)Shared (c)None
                                                     (X$1000)      Amount




 BANK UNITED CORP.       LIT.RTS CONT.  065416-11-7       41       450,800 SH   SOLE                         450,800
 GENESIS HEALTH          COM.           37183F-10-7    7,088       352,800 SH   SOLE                         352,800
  VENTURES
 GUCCI GROUP NV-NY       COM.           401566-10-4   77,949       823,900 SH   SOLE                         823,900
 DYNACARE INC            COM.           267920-20-5   18,960       862,200 SH   SOLE                         862,200
*ICN PHARMACEUTICALS INC COM.           448924-10-0   25,421     1,050,000 SH   SOLE                       1,050,000
*IMMUNEX CORPORATION     COM.           452528-10-2   45,558     2,039,300 SH   SOLE                       2,039,300
 RGS ENERGY GROUP, INC.  COM.           74956K-10-4    1,145        29,200 SH   SOLE                          29,200
 NEWS CORP LTD -
 SPONS ADR PRF           ADR PREF       652487-80-2   20,738     1,050,000 SH   SOLE                       1,050,000

                                   Value Total:     $196,900

                                   Entry Total:            8


            * NOTE: Previously  requested confidential treatment through 2ND Qtr of 2002 on 5/15/02 Filing
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